OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	6 Months Ended
Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
Other accounts receivable and prepaid expenses consisted of the following at June 30, 2024 and December 31, 2023, respectively:

	June 30, 2024	December 31, 2023
	(Unaudited)
Government authorities	$989	$1,369
Prepaid expenses	2,545	3,181
Advances to suppliers	3,117	2,124
R&D tax credit	5,697	—
Other receivables	87	285
Total	$12,435	$6,959